1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

March 27, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) filing TIAA-CREF Funds (the “Trust”)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14 (File No. 333-229263), and (ii) the text of Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14 was filed electronically on February 27, 2019.

Please contact the undersigned at 202.261.3464 should you have any questions or concerns regarding this letter.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel